Adoption of New and Revised Accounting Standards - Schedule of Financial Statements in Future Periods (Details)	12 Months Ended
Dec. 31, 2023
Amendment to IAS 7 [Member]
Adoption of New and Revised Accounting Standards - Schedule of Financial Statements in Future Periods (Details) [Line Items]
Financial statements in future periods	Supplier Finance Arrangements - Statement of cash flows – Financial instruments
Amendment to IFRS 16 [Member]
Adoption of New and Revised Accounting Standards - Schedule of Financial Statements in Future Periods (Details) [Line Items]
Financial statements in future periods	Lease Liability in a Sale and Leaseback
Amendment IAS 1 [Member]
Adoption of New and Revised Accounting Standards - Schedule of Financial Statements in Future Periods (Details) [Line Items]
Financial statements in future periods	Classification of Liabilities as Current or Non-Current
Amendment IAS 21 [Member]
Adoption of New and Revised Accounting Standards - Schedule of Financial Statements in Future Periods (Details) [Line Items]
Financial statements in future periods	Lack of Exchangeability -The effects of changes in exchange rates
Amendments to IAS 12 [Member]
Adoption of New and Revised Accounting Standards - Schedule of Financial Statements in Future Periods (Details) [Line Items]
Financial statements in future periods	Income Taxes—Deferred Tax Related to Assets and Liabilities related to Pillar Two rules
IAS 10 and IAS 28 [Member]
Adoption of New and Revised Accounting Standards - Schedule of Financial Statements in Future Periods (Details) [Line Items]
Financial statements in future periods	Investments in Associates and Joint Ventures -Investments in associates and enterprises in set: Alignment of the wording of the aforementioned standards